Consolidated statement of profit or loss and other comprehensive income - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue from contracts with customers	$ 2,702,276	$ 2,922,230	$ 6,101,155	$ 3,893,739	$ 2,851,035
Product manufacturing and operating costs (exclusive of depreciation presented separately)	(1,319,682)	(599,764)	(1,724,625)	(810,664)	(834,632)
Administrative and other expenses	(11,481,647)	(4,075,964)	(12,591,709)	(2,850,865)	(1,841,510)
Impairment losses				(2,002,399)	(141,278)
Depreciation and amortisation expenses	(2,572,019)	(1,791,167)	(4,214,617)	(1,264,622)	(925,198)
Loss on equity investment securities at fair value through profit or loss			(8,113,657)
Research and development costs	(2,020,656)	(1,632,347)	(5,102,824)	(2,093,098)	(1,624,485)
Nasdaq listing related expenses		(3,298,186)	(4,226,062)
Share based compensation	(5,354,429)	(8,601,681)	(14,530,749)	(4,467,986)	(5,066,662)
Employee benefits expense	(8,549,850)	(3,980,149)	(12,736,589)	(4,348,547)	(2,729,555)
Borrowing costs	(943,421)	(630,980)	(1,512,548)	(170,871)	(3,573,270)
Foreign currency gain (loss)	1,360,308	(190,997)	5,195,798	(62,527)	(252,207)
Other income, net	315,106	789,386	1,596,120	731,247	566,310
Loss before income tax (expense) benefit	(27,864,014)	(21,089,619)	(51,860,307)	(13,446,593)	(13,430,174)
Income tax (expense) benefit	0		0	0	0
Net loss	(27,864,014)		(51,860,307)	(13,446,593)	(13,430,174)
Other comprehensive loss, net of tax
Foreign currency translation of foreign operations	(2,445,538)	9,423,302	(17,751,688)	7,802,293	(1,559,714)
Total comprehensive loss	$ (30,309,552)	$ (11,666,317)	$ (69,611,995)	$ (5,644,300)	$ (14,989,888)
Net loss per share attributable to the ordinary equity holders - basic	$ (0.06)	$ (0.05)	$ (0.11)	$ (0.04)	$ (0.10)
Net loss per share attributable to the ordinary equity holders - diluted	$ (0.06)	$ (0.05)	$ (0.11)	$ (0.04)	$ (0.10)
Weighted average shares outstanding - basic	486,616,365	443,702,029	464,437,628	366,289,024	135,918,095
Weighted average shares outstanding - diluted	486,616,365	443,702,029	464,437,628	366,289,024	135,918,095